ATA Creativity Global ("Parent Company") - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	¥ 8,751,473	$ 1,232,619	¥ (14,613,887)	¥ (31,833,685)
Cash flows from investing activities:
Net cash used in investing activities	(3,966,486)	(558,668)	(2,490,103)	(10,028,992)
Cash flows from financing activities:
Cash received for exercise of share options	471,765	66,447	218,943	232,245
Net cash provided by financing activities	403,439	56,823	188,212	827,516
Effect of foreign exchange rate changes on cash	(1,393)	(196)	556,616	(348,911)
Net increase (decrease) in cash and cash equivalents	5,187,033	730,578	(16,359,162)	(41,384,072)
Cash and cash equivalents at beginning of year	54,980,199	7,743,799	71,339,361	112,723,433
Cash and cash equivalents at end of year	60,167,232	8,474,377	54,980,199	71,339,361
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities	(1,637,065)	(230,576)	(4,509,052)	(4,529,860)
Cash flows from investing activities:
Cash received from subsidiaries	2,546,883	358,721	3,159,503	4,113,412
Cash lent to subsidiaries	(1,437,720)	(202,499)	(101,614)	(9,692)
Net cash used in investing activities	1,109,163	156,222	3,057,889	4,103,720
Cash flows from financing activities:
Cash received for exercise of share options	471,765	66,448	218,943	232,245
Net cash provided by financing activities	471,765	66,448	218,943	232,245
Effect of foreign exchange rate changes on cash	25,418	3,580	95,386	(57,011)
Net increase (decrease) in cash and cash equivalents	(30,719)	(4,326)	(1,136,834)	(250,906)
Cash and cash equivalents at beginning of year	1,098,896	154,776	2,235,730	2,486,636
Cash and cash equivalents at end of year	¥ 1,068,177	$ 150,450	¥ 1,098,896	¥ 2,235,730